T-REX 2X Long XRP Daily Target ETF
Consolidated Schedule of Investments						February 28, 2026 (unaudited)

Other Assets, Net of Liabilities - 100.00%(A)							$335,572
TOTAL NET ASSETS - 100.00%							$335,572

CONSOLIDATED SCHEDULE OF SWAP CONTRACTS (B)
TOTAL RETURN SWAP CONTRACTS

	Reference	Pay/Receive					Unrealized
	Entity/	Equity on	Financing	Pay/Receive	Termination	Notional	Appreciation
Counterparty	Obligation	Reference Entity	Rate	Frequency	Date	Amount	(Depreciation)
Clear Street Derivatives, LLC	REX-Osprey XRP ETF	Receive	OBFR01(C)+350bps	Monthly	1/5/2028	$671,743	$(58,106)
TOTAL RETURN SWAP CONTRACTS						$671,743	$(58,106)

(A) Includes cash which is being held as collateral for total return swap contracts.
(B)All or a portion of these investments are a holding of the T-REX 2X Long XRP Daily Target (Cayman) Portfolio S.P. subsidiary.
(C) OBFR01 - Overnight Bank Funding Rate, 3.63% as of February 28, 2026.

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of February 28, 2026:
		Other	Significant
	Level 1	Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
Liabilities
Net Unrealized Depreciation of Total
Return Swap Contracts	$-	$(58,106)	$-	$(58,106)
	$-	$(58,106)	$-	$(58,106)